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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cascade Investment, L.L.C.
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

Form 13F File Number: 28-05149
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Manager
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael Larson                KIRKLAND, WASHINGTON     FEBRUARY 11, 2005
 -------------------------------   --------------------    -------------------
         [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 12
                                        --------------------

Form 13F Information Table Value Total: $2,547,862
                                        --------------------
                                            (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC").

The following footnotes correspond to the numbered footnotes contained in the Information Table.

(1) The Information Table shows the number of shares of each issuer's securities held by Cascade Investment, L.L.C. ("Cascade") as publicly reported in Cascade's most recent Schedule 13D or Schedule 13G filed with respect to the applicable Issuer, which may not necessarily be the number of shares actually held as of December 31, 2004. Cascade has requested confidential treatment for its holdings of Section 13(f) securities that have not been publicly disclosed as of December 31, 2004.

(2) In calculating the value, Cascade used the price per share for the applicable security as of December 31, 2004.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE
                           AS OF DECEMBER 31, 2004(1)


      COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7           COLUMN 8
------------------------- --------------- --------- -------- --------------------- ------------ ---------- -------------------------
                                                    VALUE(2)  SHRS OR    SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED    NONE
------------------------- --------------- --------- -------- ----------- ---- ---- ------------ ---------- ------ ---------- -------
CANADIAN NATL RY CO             COM       136375102 $ 906,518 14,800,300  SH          OTHER         1             14,800,300
FISHER COMMUNICATIONS INC       COM       337756209 $  22,275    455,700  SH          OTHER         1                455,700
FOUR SEASONS HOTEL INC       LTD VTG SH   35100E104 $  36,110    441,500  SH          OTHER         1                441,500
GRUPO TELEVISA SA          SP ADR REP ORD 40049J206 $ 294,018  4,859,800  SH          OTHER         1              4,859,800
ICOS CORP                       COM       449295104 $ 151,567  5,359,501  SH          OTHER         1              5,359,501
NEXTEL PARTNERS INC             CL A      65333F107 $ 170,491  8,725,236  SH          OTHER         1              8,725,236
OTTER TAIL CORP                 COM       689648103 $  60,999  2,389,299  SH          OTHER         1              2,389,299
PAN AMERICAN SILVER CORP        COM       697900108 $  81,578  5,105,000  SH          OTHER         1              5,105,000
PNM RES INC                     COM       69349H107 $ 140,136  5,541,150  SH          OTHER         1              5,541,150
REPUBLIC SVCS INC               COM       760759100 $ 606,346 18,078,300  SH          OTHER         1             18,078,300
SEATTLE GENETICS INC            COM       812578102 $  22,993  3,521,088  SH          OTHER         1              3,521,088
SIX FLAGS INC                   COM       83001P109 $  54,831 10,210,600  SH          OTHER         1             10,210,600

[Repeat as necessary.]